Basis of preparation and accounting policies - Deferred acquisition costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	$ 2,800
Hong Kong
Critical accounting policies and estimates
Benefit on extension of amortisation of acquisition costs	$ 40